Other Revenues and Expenses - Net - Summary of Other Revenues and Expenses, net (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Revenue and Expense Net [abstract]
Participation rights	$ 14,165,042
Other	7,525,714	$ 4,277,207	$ 14,228,801
Claims recovery	3,979,698	16,386,250	3,695,217
Revenues from reinsurance premiums	3,615,907	1,986,568	3,694,026
Other income for services	3,786,253	4,720,546	4,266,854
Sale of fixed assets by bidding	3,301,653
Gain on sale of fixed assets	1,850,052		2,687,652
Price of sale share	1,262,987	3,139,103	22,684,736
Franchise fees	1,125,339	917,934	1,059,333
Bidding terms, sanctions, penalties and other	630,365	825,956	3,223,437
Cash distributions	274,621
Fiscal support (Profit-sharing duty)			28,439,379
Assets value transferred to CENAGAS			7,450,931
Total other revenues	41,517,631	32,253,564	91,430,366
Transportation and distribution of natural gas	(12,600,191)	(8,447,031)	(2,140,943)
Other	(5,348,666)	(7,927,150)	(3,581,036)
Claims	(474,299)	(3,640,036)	(4,757,116)
Transportation and distribution of natural gas	(41,964)	(6,652,878)	(8,830,967)
Loss in the sale of associates		(412,393)	(7,473,698)
Loss in the Assets value transferred to CENAGAS			(35,333,411)
Impairment of goodwill			(4,007,018)
Services provided			(2,656,571)
Total other expenses	(18,465,120)	(27,079,488)	(68,780,760)
Total other revenues and expenses, net	$ 23,052,511	$ 5,174,076	$ 22,649,606